WCM Focused ESG Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 100.8%
	ARGENTINA — 4.3%
29	MercadoLibre, Inc.*	$51,606
	CHINA — 19.3%
318	Alibaba Group Holding Ltd. - ADR*	80,718
500	Autobio Diagnostics Co., Ltd. - Class A	10,215
410	Foshan Haitian Flavouring & Food Co., Ltd. - Class A	12,471
1,200	Glodon Co., Ltd. - Class A	15,361
13,600	Shenzhen Airport Co., Ltd. - Class A	16,438
1,100	Tencent Holdings Ltd.	98,013
		233,216
	GERMANY — 3.5%
279	Delivery Hero S.E.*,1	42,377
	HONG KONG — 5.6%
5,614	AIA Group Ltd.	67,686
	INDIA — 8.3%
498	Asian Paints Ltd.	16,408
472	HDFC Bank Ltd. - ADR*	34,031
1,525	ICICI Bank Ltd. - ADR*	23,028
272	Maruti Suzuki India Ltd.	26,810
		100,277
	INDONESIA — 5.0%
5,486	Bank Central Asia Tbk P.T.	13,195
212,832	Telkom Indonesia Persero Tbk P.T.	47,040
		60,235
	IRELAND — 2.5%
124	Accenture PLC - Class A	29,998
	JAPAN — 1.9%
520	Unicharm Corp.	23,322
	MEXICO — 5.3%
2,838	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B*	28,603
9,853	Megacable Holdings S.A.B. de C.V.	35,626
		64,229
	PERU — 3.7%
297	Credicorp Ltd.	44,648

WCM Focused ESG Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE — 2.6%
1,777	United Overseas Bank Ltd.	$31,221
	SOUTH AFRICA — 2.1%
6,820	Sanlam Ltd.	25,987
	SWEDEN — 3.3%
1,485	Lundin Energy A.B.	40,337
	TAIWAN — 8.9%
888	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	107,910
	UNITED KINGDOM — 13.1%
434	AstraZeneca PLC	44,270
1,807	Mondi PLC	42,551
653	Unilever PLC - ADR	38,096
562	Wizz Air Holdings PLC*,1	33,532
		158,449
	UNITED STATES — 7.8%
146	American Tower Corp. - REIT	33,195
52	Mastercard, Inc. - Class A	16,447
227	NIKE, Inc. - Class B	30,325
77	Visa, Inc. - Class A	14,880
		94,847
	VIETNAM — 3.6%
9,874	Vietnam Dairy Products JSC	43,898
	TOTAL COMMON STOCKS
	(Cost $931,876)	1,220,243

Principal Amount
	SHORT-TERM INVESTMENTS — 1.7%
$20,899	UMB Money Market II Special, 0.01%[2]	20,899
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $20,899)	20,899
	TOTAL INVESTMENTS — 102.5%
	(Cost $952,775)	1,241,142
	Liabilities in Excess of Other Assets — (2.5)%	(29,777)
	TOTAL NET ASSETS — 100.0%	$1,211,365

WCM Focused ESG Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

ADR – American Depository Receipt
JSC – Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $75,909, which represents 6.27% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.